General and Administrative	12 Months Ended
Dec. 31, 2024
General and Administrative
General and Administrative

11. General and Administrative

	Years ended December 31
	2024	2023	2022

Corporate Development
Geology and technical review	$-	$-	$21
Salaries and remuneration	39	33	91
Sundry	-	7	-
Travel and conferences	87	112	-
	$126	$152	$112

General and Administrative:
Accounting and audit	$90	$67	$61
Legal	13	38	73
Office and sundry	156	141	152
Properties related expenses and taxes	51	-	-
Regulatory	68	71	446
Rent	59	52	46
Travel	21	34	59
	$458	$403	$837